Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Net Loss Per Common Share
Schedule of Basic and diluted net loss per share attributable to ordinary shareholders

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(25,650)	$(10,702)	$(161,908)	$(22,885)
Net loss attributable to ordinary shareholders - basis and diluted	$(25,650)	$(10,702)	$(161,908)	$(22,885)
Denominator:
Weighted-average basic and diluted ordinary shares - basic and diluted	11,542,639	11,324,677	11,453,864	11,324,677
Net loss per ordinary share - basic and diluted	$(2.22)	$(0.95)	$(14.14)	$(2.02)

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss	$(57,095)	$(28,007)
Net loss attributable to ordinary shareholders – basic and diluted	$(57,095)	$(28,007)
Denominator:
Weighted-average number of ordinary shares used in net loss per share – basic and diluted	11,324,677	11,319,777
Net loss per share – basic and diluted	$(4.85)	$(2.56)

Schedule of potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Options to purchase A ordinary shares	6,046,063	2,926,735	6,046,063	2,926,735
Options to purchase ordinary shares	9,724	27,574	9,724	27,574
Warrants to purchase ordinary shares	841,511	841,511	841,511	841,511
Total	6,897,298	3,795,820	6,897,298	3,795,820

	Year Ended December 31,
	2020	2019
Options to purchase A ordinary shares	6,068,110	2,927,135
Options to purchase ordinary shares	9,724	27,574
Warrants to purchase ordinary shares	841,511	841,511
	6,919,345	3,796,220